U. S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.   Name and Address of issuer:
               INVESCO Treasurer's Series Funds, Inc.
               4350 South Monaco Street
               Denver, Colorado 80237

2. The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                        X
                       ---

3.   Investment Company Act File Number: 811-5460

     Securities Act File Number:   033-19862

4(a) Last day of fiscal year for which this Form is filed: May 31, 2002

4(b) ____   Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See
            Instruction A.2)

4(c) ____   Check box if this is the last time the issuer will be filing this
            Form.

5.  Calculation of registration fee:

    (i)   Aggregate sales price of securities
          sold during the fiscal year
          pursuant to section 24(f)                     $8,814,423,438
                                                        --------------

    (ii)  Aggregate price of securities
          redeemed or repurchased during
          the fiscal year:                              $9,467,142,579
                                                        --------------

    (iii) Aggregate price of securities
          redeemed or repurchased during
          any prior fiscal year ending no
          earlier than October 1, 1995 that
          were not previously used to reduce
          registration fees payable to the
          Commission                                    $0.00
                                                        -----

    (iv)  Total available redemption credits
          [add items 5(ii) and 5(iii)]                  $9,467,142,579
                                                        --------------

    (v)   Net sales - if item 5(i) is greater
          than item 5(iv) [subtract item 5(iv) from
          item 5(i)]                                    $0.00
                                                        -----
    (vi)  Redemption credits available for use in
          future years - if item 5(i) is less than
          item 5(iv) [subtract item 5(iv) from
          item 5(i)]                                    $652,719,141
                                                        ------------
    (vii) Multiplier for determining
          registration fee (See Instruction C.9)        x0.000092
                                                        ---------
   (viii) Registration fee due [multiply item 5(v)
          by item 5(vii)] (enter "0" if no fee is due): =$0.00
                                                        ------
6.  Prepaid Shares

    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
    _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______________.

7.  Interest due - if this Form is being filed more than
    90 days after the end of the Issuer's fiscal year
    (see instruction D):                                +$0.00
                                                        ------

8.  Total of the amount of the registration fee due plus any
    interest due [line 5(viii) plus line 7]:            =$0.00
                                                        ------

9. Date of the registration fee and any interest payment was sent to the Commission's lockbox depository:

            Method of Delivery:
                                ___   Wire Transfer
                                ___   Mail or other means

                                    SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

      INVESCO Treasurer's Series Funds, Inc.
            INVESCO Treasurer's Money Market Reserve Fund
            INVESCO Treasurer's Tax-Exempt Reserve Fund


                              By:/s/ Mark H. Williamson
                                 ----------------------
                                 Mark H. Williamson
                                 President


Date: August 22, 2002